OPERATING LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Future minimum lease payments
2021	$ 9,458,877
2022	8,761,841
2023	8,255,974
2024	7,890,413
2025	7,499,239
Thereafter	51,835,381
Total	93,701,725
Total rent expense	$ 6,851,294	$ 6,376,271	$ 5,115,549